Fair Value Measurements - Additional Information (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets of transfer level 1 to level 2		$ 0	$ 0	$ 0
Fair value assets of transfer level 2 to level 1		0	0	0
Fair value assets of transfer level 1 to level 3		0	0	0
Fair value liabilities of transfer level 1 to level 2		0	0	0
Fair value liabilities of transfer level 2 to level 1		0	0	0
Fair value liabilities of transfer level 1 to level 3		$ 0	$ 0	$ 0
2020 Convertible Notes
Valuation of Embedded Derivative Liability
Percentage of conversion price per share of securities by investors	80.00%
Percentage of conversion option was deemed at fair value of capital stock	20.00%	20.00%
Fair value of the embedded derivative at issuance	$ 1,000	$ 1,000